CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended								10 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 14, 2023	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Gross Profit													$ 5,615
Operating Expenses
Impairment of goodwill	$ 36,056				$ 36,056
Successor [Member]
Revenues		$ 342		$ 1,818								$ 5,746
Cost of Revenues		87		327								1,268
Gross Profit		255		1,491	$ 1,376	$ 1,412	$ 1,435					4,478
Operating Expenses
Research and development		211		1,599								5,309
Sales and marketing		174		1,114								3,242
General and administrative		241		1,682								5,374
Acquisition related costs												543
Amortization of intangible assets		116		683								2,162
Impairment of goodwill												36,056
Total Operating Expenses		742		5,078								52,686
Loss from Operations		(487)		(3,587)								(48,208)
Other Income (Expense)
Interest income (expense), net		(1)		(262)								65
Change in fair value of derivative liability		1,686		(1,472)								(4,714)
Other Expense				(56)								47
Total Other Income (Expense)		1,685		(1,790)								(4,602)
Net Loss, before tax		1,198		(5,377)								(52,810)
Income tax benefit/(expense)		1,560		207								3,572
Net Loss		2,758		(5,170)								(49,238)
Unrealized foreign exchange gain/(loss) from cumulative translation adjustments				54								(85)
Comprehensive Loss		$ 2,758		$ (5,116)								$ (49,323)
Successor [Member] | Common Class A [Member]
Other Income (Expense)
Basic weighted average shares outstanding		8,582,699		15,254,389								11,403,393
Diluted weighted average shares outstanding		8,582,699		15,254,389								11,403,393
Basic net income (loss) per share		$ 0.20		$ (0.34)								$ (4.32)
Diluted net income (loss) per share		$ 0.20		$ (0.34)								$ (4.32)
Successor [Member] | Class C Common Stock [Member]
Other Income (Expense)
Basic weighted average shares outstanding		5,487,300					5,487,300
Diluted weighted average shares outstanding		5,487,300					5,487,300
Basic net income (loss) per share		$ 0.20					$ (1.05)
Diluted net income (loss) per share		$ 0.20					$ (1.05)
Predecessor [Member]
Revenues			$ 1,620											$ 8,470
Cost of Revenues			483											2,064
Gross Profit			1,137					$ 1,561	$ 1,243	$ 1,609	$ 1,993			6,406
Operating Expenses
Research and development			1,455											9,323
Sales and marketing			964											5,096
General and administrative			2,293											11,571
Acquisition related costs														16
Amortization of intangible assets			806											3,885
Impairment of goodwill			(0)											5,540
Total Operating Expenses			5,518											35,431
Loss from Operations			(4,381)											(29,025)
Other Income (Expense)
Interest income (expense), net			1											4
Change in fair value of derivative liability
Other Expense														(1)
Total Other Income (Expense)			1											3
Net Loss, before tax			(4,380)											(29,022)
Income tax benefit/(expense)														(153)
Net Loss			(4,380)											(29,175)
Unrealized foreign exchange gain/(loss) from cumulative translation adjustments			(28)											1,155
Comprehensive Loss			$ (4,408)											$ (28,020)